CONSOLIDATED STATEMENTS OF CASH FLOWS [Parenthetical] (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Common Stock Issuance Cost	$ 38	$ 196
Common Stock And Warrants Issuance Cost	$ 265	$ 375